Fees and Commissions Income [Text Block]	12 Months Ended
Mar. 31, 2021
Revenue from Contract with Customer [Abstract]
Fees and Commissions Income [Text Block]
27.	FEES AND COMMISSIONS INCOME
Disaggregation of Contract Revenue
Details of fees and commissions income for the fiscal years ended March 31, 2019, 2020 and 2021 were as follows:

	2019	2020	2021
	(in millions)
Fees and commissions on deposits	¥52,624	¥53,684	¥50,131
Fees and commissions on remittances and transfers	168,756	169,407	165,288
Fees and commissions on foreign trading business	73,176	66,025	79,353
Fees and commissions on credit card business	225,877	238,112	199,625
Fees and commissions on security-related services	233,448	221,494	244,017
Fees and commissions on administration and management services for investment funds	147,597	184,559	235,497
Trust fees	115,002	119,919	125,658
Guarantee fees (1)	44,962	46,322	43,889
Insurance commissions	46,918	44,415	42,117
Fees and commissions on real estate business	45,160	49,764	48,110
Other fees and commissions (2)	285,058	308,351	293,598

Total	¥1,438,578	¥1,502,052	¥1,527,283

Notes:
(1)	Guarantee fees are not within the scope of the guidance on revenue from contracts with customers.
(2)	Other fees and commissions include non-refundable financing related fees that are not within the scope of the guidance on revenue from contracts with customers.
The following is an explanation of the relationship with revenue information disclosed for each reportable segment.
These revenues from contracts with customers are related to various reportable segments disclosed in Note 29. The business segment information is derived from the internal management reporting system used by management to measure the performance of the MUFG Group’s business segments. In addition, the business segment information is primarily based on the financial information prepared in accordance with Japanese GAAP as adjusted in accordance with internal management accounting rules and practices. Further, the format and information as disclosed in Note 29 are not consistent with the accompanying consolidated financial statements prepared on the basis of U.S. GAAP. For example, management does not use information on segments’ gross revenue to allocate resources and assess performance.
The majority of fees and commissions on deposits are from the business activities relevant to Retail & Commercial Banking Business Group (“R&C”), with Global Commercial Banking Business Group (“GCB”) providing a smaller impact.
The business activities relevant to fees and commissions on remittances and transfers are attributable to R&C, Japanese Corporate Investment Banking Business Group (“JCIB”), Global Corporate Investment Banking Business Group (“GCIB”), and GCB with no significant concentration in any particular segments.
The business activities relevant to fees and commissions on foreign trading business are attributable to R&C, JCIB, GCIB, and GCB with no significant concentration in any particular segments.
The business activities relevant to fees and commissions on credit card business are substantially attributable to R&C.
The majority of fees and commissions on security-related services are from the business activities relevant to R&C, with JCIB and GCIB providing a smaller impact.
The business activities relevant to fees and commissions on administration and management services for investment funds are substantially attributable to Asset Management & Investor Service Business Group (“AM/IS”).
The business activities relevant to trust fees are attributable to R&C, JCIB, and AM/IS with no significant concentration in any particular segments.
The majority of insurance commissions are from the business activities relevant to R&C, with GCB providing a smaller impact.
The business activities relevant to fees and commissions on real estate business are attributable to R&C and JCIB with no significant concentration in any particular segments.